Note 13 - Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2015	2016	2017
Income:
Net loss attributable to common shareholders	(15,687,132)	(45,946,822)	(7,903,371)
Basic and diluted earnings per share:
Weighted average common shares – Outstanding	6,410,794	8,165,703	11,067,524
Basic and diluted loss per share	(2.45)	(5.63)	(0.71)